Accounts receivable, net of reserve for doubtful receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Reserve for Doubtful Receivables

The following table provides details of the Company’s reserve for doubtful receivables:

	Year ended December 31, 2017	Three months ended March 31, 2018
Opening balance as of January 1	$15,519	$23,660
Additions due to acquisitions	235	-
Additions charged/reversal released to cost and expense	9,819	(103)
Deductions/effect of exchange rate fluctuations	(1,913)	1
Closing balance	$23,660	$23,558

The following table provides details of the Company’s reserve for doubtful receivables:

	Year ended December 31,
	2015	2016	2017
Opening balance as of January 1	$15,192	$11,530	$15,519
Additions due to acquisitions	—	—	235
Additions charged to cost and expense	2449	7,282	9,819
Deductions/effect of exchange rate fluctuations	(6,111)	(3,293)	(1,913)
Closing balance	$11,530	$15,519	$23,660